Warrants (Tables)	12 Months Ended
Oct. 31, 2020
Warrants
Schedule of warrant activities

	Number	Weighted Average Exercise Price
Balance - November 1, 2018	148,722	$7.39
Issued in connection with the Transaction (Notes 17.4, 17.5, 17.9, 17.10)	11,288,149	0.55
Issued pursuant to subscription receipts (Notes 17.6, 17.7)	9,964,940	0.55
Issued in connection with convertible debentures (Notes 17.11)	3,409,091	0.55
Issued to brokers (Note 17.8)	757,125	0.44
Issued to terminate purchase agreement (Notes 17.12, 28)	2,148,117	0.44
Expired	(131,539)	(6.52)
Balance - October 31, 2019	27,584,605	$0.53
Issued pursuant to private placement (Notes 16.1, 17.1)	5,000,000	0.13
Issued pursuant to private placement (Note 16.1, 17.1)	10,000,000	0.13
Expired	(17,183)	(14.05)
Cancellation of prior warrants associated with convertible debt (Note 14.1)	(6,818,182)	0.55
Issuance of new warrants associated with convertible debt (Notes 14.1, 17.3)	6,818,182	0.16
Consideration warrants for convertible debt maturity extension (Notes 14, 17.3)	1,590,909	0.16
Balance - October 31, 2020	44,158,331	$0.33

Schedule of warrants assumption at grant date based

○	Expected dividend yield	Nil

○	Risk-free interest rate	0.30%

○	Expected life	1.3 years

○	Expected volatility	131%

Schedule of novicious subco warrants

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 months

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants at the grant date based

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants one at the grant date based

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of the GR broker warrants

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants as transaction costs

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants two at grant date based

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants three at grant date based

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants four at grant date based

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.710%

○	Expected life	2.0 years

○	Expected volatility	101%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants five at grant date based

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.640%

○	Expected life	4.0 years

○	Expected volatility	101%*

*	Based on the volatility of comparable publicly traded companies

Schedule of warrant issued and outstanding

Exercise price	Warrants outstanding	Remaining contractual Life (years)	Expiry date
$0.55	18,601,123	0.1	30-Nov-2020
0.44	757,125	0.1	30-Nov-2020
0.16	8,409,091	1	01-Nov-2021
0.13	5,000,000	1.3	10-Feb-2022
0.13	10,000,000	1.5	15-May-2022
0.44	2,148,117	2.7	28-Jun-2023
$0.33	44,158,331	0.8

As at October 31, 2019, the following warrants were issued and outstanding:

Exercise Price	Warrants Outstanding	Remaining Contractual Life (Years)	Expiry Date
$14.00	17,183	0.08	30-Nov-2019
$0.44	757,125	1.04	15-Nov-2020
$0.55	21,253,089	1.04	15-Nov-2020
$0.55	3,409,091	1.5	01-May-2021
$0.44	2,148,177	3.66	28-Jun-23
$0.53	27,584,665	1.13